Stock Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-based Compensation
32. STOCK-BASED COMPENSATION
ECSPP and Common Shareholders DRIP
Eligible employees can participate in the ECSPP. As of December 31, 2025, the plan allows employees to make cash contributions of a minimum of $25 per month to a maximum of $20,000 CAD or $15,000
USD per year for the purpose of purchasing common shares of Emera. The Company also contributes 20 per cent of the employees’ contributions to the plan.
The plan allows reinvestment of dividends for all participants except for where prohibited by law.
The
maximum aggregate number of Emera common shares
reserved for issuance under this plan is
7
million
common shares. As at December 31, 2025, Emera was
in compliance with this requirement.
Compensation cost for shares issued under the ECSPP for the
year ended December 31, 2025 was $
3
million (2024 – $ 4
million) and was included in “OM&G” on the Consolidated
Statements of Income.
The Company also has a Common Shareholders DRIP, which provides an opportunity for shareholders residing in Canada to reinvest dividends and purchase common shares. This plan provides for a discount of up to 5 per cent from the average market price of Emera’s common shares for common shares purchased with the reinvestment of cash dividends. The discount was 2 per cent in 2025.
Stock-Based Compensation Plans
Stock Option Plan:
The Company has a stock option plan that grants options to senior management of the Company for a maximum term of 10 years. The exercise price of the stock options is the closing price of the Company’s common shares on the Toronto Stock Exchange on the last business day on which such shares were traded before the date on which the option is granted. The maximum aggregate number of shares issuable under this plan is 14.7 million shares. As at December 31, 2025, Emera was in compliance with this requirement.
Stock options vest in 20 per cent increments on the first, second, third, fourth and fifth anniversaries of the date of the grant. If an option is not exercised within 10 years, it expires and the optionee loses all rights thereunder. The holder of the option has no rights as a shareholder until the option is exercised and shares have been issued. The total number of common stocks to be optioned to any optionee shall not exceed five
per cent of the issued and outstanding common stocks on the date the option is granted.
In accordance with the Stock Option Plan, vested options
may be exercised during the full term of the
option following the option holders date of retirement,
six months following a termination without just
cause or death, and within sixty days following the date of termination for just cause or resignation. If
stock options are not exercised within such time, they expire.
The Company uses the Black-Scholes valuation model to estimate the compensation expense related to
its stock-based compensation and recognizes the expense
over the vesting period on a straight-line
basis.
The following table shows the weighted average FV per
stock option along with the assumptions
incorporated into the valuation models for options granted, for the year-ended December 31:
2025 2024
Weighted average FV per option $ 6.12 $ 4.66
Expected term
(1)
5
years
5
years
Risk-free interest rate
(2)
2.71%
3.56%
Expected dividend yield
(3)
5.06%
6.11%
Expected volatility
(4)
20.90%
20.67%
(1) The expected term of the option awards is
calculated based on historical exercise behaviour
and represents the period of time that
the options are expected to be outstanding.
(2) Based on the Bank of Canada five-year government
bond yields.
(3) Incorporates current dividend rates and historical
dividend increase patterns.
(4) Estimated using the five-year historical volatility.
The following table summarizes stock option information for
2025:
Total
Options
Non-Vested Options
(1)
Number of
Options
Weighted
average exercise
price per share
Number of
Options
Weighted
average grant
date fair-value
Outstanding as at December 31, 2024 3,796,040 $ 50.53 1,607,490 $ 5.08
Granted
678,000 57.00 678,000 6.25
Exercised (357,559) 45.57 N/A N/A
Forfeited N/A N/A N/A N/A
Vested N/A N/A (496,710) 4.80
Options outstanding December 31, 2025 4,116,481 $ 52.03 1,788,780 $ 5.60
Options exercisable December 31, 2025
(2)(3)
2,327,701 $ 51.13
(1) As at December 31, 2025, there was $ 8
million of unrecognized compensation related to
stock options not yet vested which is
expected to be recognized over a weighted
average period of approximately
3
years (2024 – $
6
million,
3
years).
(2) As at December 31, 2025, the weighted
average remaining term of vested options was
5
years with an aggregate intrinsic value of
$ 38
million (2024 –
4
years, $
11
million).
(3) As at December 31, 2025, the FV of options
that vested in the year was $
2
million (2024 – $
2
million).
Compensation cost recognized for stock options for the year
ended December 31, 2025 was $
3
million
(2024 – $ 2
million), which was included in “OM&G” on the Consolidated
Statements of Income.
As at December 31, 2025, cash received from option exercises was $
16
million (2024 – $
3
million). The
total intrinsic value of options exercised for the year ended
December 31, 2025 was $
6
million (2024 – $
1
million). The range of exercise prices for the options outstanding as at December 31, 2025 was $
39.93
to
$ 60.03
(2024 – $
39.93
to $
60.03 ).
Share Unit Plans:
The Company has DSU, PSU and RSU plans. The plans and the liabilities are marked-to-market at the end of each period based on the closing common share price of the last trading day before the end of the period.
Deferred Share Unit Plans
:
Under the Directors’ DSU plan, Directors of the Company may elect to receive all or any portion of their compensation in DSUs in lieu of cash compensation, subject to requirements to receive a minimum portion of their annual retainer in DSUs. Directors’ fees are paid on a quarterly basis and, at the time of each payment of fees, the applicable amount is converted to DSUs. A DSU has a value equal to one
Emera common share. When a dividend is paid on Emera’s common shares, the Director’s DSU account is credited with additional DSUs. DSUs cannot be redeemed for cash until the Director retires, resigns or otherwise leaves the Board. The cash redemption value of a DSU equals the market value of a common share at the time of redemption, pursuant to the plan. Following retirement or resignation from the Board, the value of the DSUs credited to the participant’s account is calculated by multiplying the number of
DSUs in the participant’s account by Emera’s closing common share price on the date DSUs are redeemed.
Under the executive and senior management DSU plan, each participant may elect to defer all or a percentage of their annual incentive award in the form of DSUs with the understanding, for participants who are subject to executive share ownership guidelines, a minimum of 50 per cent of the value of their actual annual incentive award (25 per cent in the first year of the program) will be payable in DSUs until the applicable guidelines are met.
When short-term incentive awards are determined, the amount elected is converted to DSUs, which have a value equal to the market price of an Emera common share. When a dividend is paid on Emera’s common shares, each participant’s DSU account is allocated additional DSUs equal in value to the dividends paid on an equivalent number of Emera common shares. Unless otherwise determined by the
Management Resources and Compensation Committee (“MRCC”), following termination of employment or retirement, and by December 15 of the calendar year after termination or retirement, the value of the
DSUs credited to the participant’s account is calculated by multiplying the number of DSUs in the participant’s account by the average of Emera’s stock closing price for the ten trading days prior to a given calculation date. Payments are made in cash.
In addition, special DSU awards may be made from time to time by the MRCC to selected executives and senior management to recognize singular achievements or by achieving certain corporate objectives.
A summary of the activity related to employee and director
DSUs for the year ended December 31, 2025
is presented in the following table:
Employee
DSU
Weighted
Average
Grant Date
FV
Director
DSU
Weighted
Average
Grant Date
FV
Outstanding as at December 31, 2024 789,088 $ 42.65 828,856 $ 47.12
Granted including DRIP 87,985 50.46 120,684 52.04
Exercised (138,189) 33.16 (188,438) 42.18
Outstanding and exercisable as at December 31, 2025 738,884 $ 45.36 761,102 $ 49.12
Compensation cost recognized for employee and director
DSU’s for the year ended December 31, 2025
was $ 29
million (2024 – $
13
million). Tax
benefits related to this compensation cost for share units
realized for the year ended December 31, 2025 were $ 9
million (2024 – $
4
million tax expense). The
aggregate intrinsic value of the outstanding shares for the year ended December 31, 2025 for employees
was $ 50
million (2024 – $
43
million). The aggregate intrinsic value of the outstanding
shares for the year
ended December 31, 2025 for directors was $ 51
million (2024 – $
45
million). Cash payments made
during the year ended December 31, 2025 associated with
the DSU plan were $
20
million (2024 – $
2
million).
Performance Share Unit Plan:
Under the PSU plan, certain executive and senior employees are eligible for long-term incentives payable through the plan. PSUs are granted annually for three-year overlapping performance cycles, resulting in a cash payment. Unless otherwise determined by the MRCC, PSUs are granted based on the average of
Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional PSUs. The PSU value varies according to the Emera common share market price and corporate performance.
PSUs vest at the end of the three-year cycle and the payouts will be calculated and approved by the
MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios. In the case of retirement, as defined in the
PSU plan, grants may continue to vest in full and payout in normal course post-retirement.
A summary of the activity related to employee PSUs for
the year ended December 31, 2025 is presented
in the following table:
Employee PSU
Weighted Average
Grant Date FV Aggregate intrinsic value
Outstanding as at December 31, 2024 832,093 $ 52.57 $ 50
Granted including DRIP 332,562 52.61
Exercised (120,434) 59.77
Forfeited (134,283) 58.40
Outstanding as at December 31, 2025 909,938 $ 50.77 $ 68
Compensation cost recognized for the PSU plan for the
year ended December 31, 2025 was $
31
million
(2024 – $ 18
million). Tax
benefits related to this compensation cost for share
units realized for the year
ended December 31, 2025 were $ 8
million (2024 – $
5
million). Cash payments made during the year
ended December 31, 2025 associated with the PSU plan were
$
7
million (2024 – $
14
million).
Restricted Share Unit Plan:
Under the RSU plan, certain executive and senior employees are eligible for long-term incentives payable through the plan. RSUs are granted annually for three-year overlapping performance cycles, resulting in a cash payment. Unless otherwise determined by the MRCC, RSUs are granted based on the average of
Emera’s stock closing price for the fifty trading days prior to the effective grant date. Dividend equivalents are awarded and paid in the form of additional RSUs. The RSU value varies according to the Emera common share market price.
RSUs vest at the end of the three-year cycle and the payouts will be calculated and approved by the
MRCC early in the following year. The value of the payout considers actual service over the performance cycle and may be pro-rated in certain departure scenarios. In the case of retirement, as defined in the
RSU plan, grants may continue to vest in full and payout in normal course post-retirement.
A summary of the activity related to employee RSUs for
the year ended December 31, 2025 is presented
in the following table:
Employee RSU
Weighted Average
Grant Date FV Aggregate intrinsic value
Outstanding as at December 31, 2024 653,148 $ 52.36 $ 41
Granted including DRIP 270,800 52.62
Exercised (171,274) 59.77
Forfeited (24,463) 50.79
Outstanding as at December 31, 2025 728,211 $ 50.77 $ 57
Compensation cost recognized for the RSU plan for the
year ended December 31, 2025 was $
23
million
(2024 – $ 15
million). Tax
benefits related to this compensation cost for share
units realized for the year
ended December 31, 2025 were $ 6
million (2024 – $
4
million). Cash payments made during the year
ended December 31, 2025 associated with the RSU plan were
$
11 million (2024– $ 10
million).